CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - Vimeo Inc. - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net loss attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders	$ 3,313	$ (20,260)
Adjustments to reconcile net earnings (loss) attributable to Class A Voting common stock and Class B Non-Voting common stock shareholders to net cash used in operating activities:
Stock-based compensation expense	4,912	2,016
Amortization of intangibles	1,887	3,123
Depreciation	115	58
Current period provision for credit losses	82	824
Gain on the sale of an asset	(10,217)	0
Other adjustments, net	231	1,371
Changes in assets and liabilities:
Accounts receivable	(2,278)	(3,220)
Other assets	(1,829)	(1,222)
Due to IAC/InterActiveCorp	2,974	6,239
Accounts payable and other liabilities	(10,493)	(4,136)
Deferred revenue	11,281	14,819
Net cash used in operating activities	(22)	(388)
Cash flows from investing activities:
Capital expenditures	(135)	(77)
Proceeds from the sale of an asset	7,768	0
Other, net		98
Net cash provided by investing activities	7,633	21
Cash flows from financing activities:
Proceeds from sale of common stock, net of fees	299,750	0
Principal payments on related-party debt	(94,565)	0
Proceeds from issuance of related-party debt	0	2,442
Deferred financing costs	(1,440)	0
Withholding taxes paid on behalf of Vimeo employees for the exercise of stock appreciation rights	(4,733)	(582)
Net cash provided by financing activities	199,012	1,860
Total cash provided	206,623	1,493
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(132)	(189)
Net increase in cash and cash equivalents and restricted cash	206,491	1,304
Cash and cash equivalents and restricted cash at beginning of period	110,037	1,963
Cash and cash equivalents and restricted cash at end of period	$ 316,528	$ 3,267